SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Research and Development Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary financial statement information [Abstract]
Research and development services	$ 12,123	$ 5,501	$ 5,455
Payroll and related expenses	5,097	3,475	3,754
Lab, occupancy and telephone	920	769	926
Professional fees	662	678	772
Depreciation and amortization	452	452	414
Other	256	302	168
Research and development expenses	$ 19,510	$ 11,177	$ 11,489